Share-based compensation	12 Months Ended
Oct. 31, 2018
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Share-based compensation

Note 21 Share-based compensation

Stock option plans

We have stock option plans for certain key employees. Under the plans, options are periodically granted to purchase common shares. The exercise price for the majority of the grants is determined as the higher of the volume-weighted average of the trading prices per board lot (100 shares) of our common shares on the Toronto Stock Exchange (i) on the day preceding the day of grant; and (ii) the five consecutive trading days immediately preceding the day of grant. The exercise price for the remaining grants is the closing market share price of our common shares on the New York Stock Exchange on the date of grant. All options vest over a four-year period, and are exercisable for a period not exceeding 10 years from the grant date.

The compensation expense recorded for the year ended October 31, 2018, in respect of the stock option plans was $6 million (October 31, 2017 – $8 million). The compensation expense related to non-vested options was $3 million at October 31, 2018 (October 31, 2017 – $5 million), to be recognized over the weighted average period of 1.1 years (October 31, 2017 – 1.5 years).

Analysis of the movement in the number and weighted average exercise price of options is set out below:

A summary of our stock option activity and related information

	For the year ended
	October 31, 2018		October 31, 2017
(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (3)	Number of options (thousands)	Weighted average exercise price (3)
Outstanding at beginning of period	8,566	$64.96	10,650	$57.64
Granted	773	102.33	1,509	90.23
Exercised (1) (2)	(1,440)	50.42	(3,477)	51.14
Forfeited in the period	(129)	78.12	(116)	75.96
Outstanding at end of period	7,770	$71.40	8,566	$64.96
Exercisable at end of period	3,726	$55.82	4,337	$50.04

(1)	Cash received for options exercised during the year was $73 million (October 31, 2017 – $178 million) and the weighted average share price at the date of exercise was $101.81 (October 31, 2017 – $93.48).
(2)	New shares were issued for all stock options exercised in 2018 and 2017.
(3)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2018 and October 31, 2017. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.

Options outstanding as at October 31, 2018 by range of exercise price

	Options outstanding			Options exercisable
(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$19.79 – $46.55	1,065	$40.60	2.66	1,065	$40.60
$47.06 – $55.04	1,132	52.14	2.09	1,132	52.14
$58.65 – $74.22	1,003	64.55	5.04	937	63.94
$74.39 – $76.61	1,636	74.65	6.89	247	75.57
$78.59 – $102.33	2,934	90.53	7.83	345	78.59
	7,770	$71.40	5.72	3,726	$55.82

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2018.

The weighted average fair value of options granted during the year ended October 31, 2018 was estimated at $6.66 (October 31, 2017 – $5.28). This was determined by applying the Black-Scholes model on the date of grant, taking into account the specific terms and conditions under which the options are granted, such as the vesting period and expected share price volatility estimated by considering both historic average share price volatility and implied volatility derived from traded options over our common shares of similar maturity to those of the employee options. The following assumptions were used to determine the fair value of options granted:

Weighted average assumptions

	For the year ended
(Canadian dollars per share except percentages and years)	October 31 2018	October 31 2017
Share price at grant date	$101.83	$90.30
Risk-free interest rate	1.71%	1.27%
Expected dividend yield	3.66%	4.14%
Expected share price volatility	13%	14%
Expected life of option	6 years	6 years

Employee savings and share ownership plans

We offer many employees an opportunity to own our common shares through savings and share ownership plans. Under these plans, the employees can generally contribute between 1% and 10% of their annual salary or benefit base for commission-based employees. For each contribution between 1% and 6%, we will match 50% of the employee contributions in our common shares. For the RBC Dominion Securities Savings Plan, our maximum annual contribution is $4,500 per employee. For the RBC U.K. Share Incentive Plan, our maximum annual contribution is £1,500 per employee. For the year ended October 31, 2018, we contributed $97 million (October 31, 2017 – $92 million), under the terms of these plans, towards the purchase of our common shares. As at October 31, 2018, an aggregate of 35 million common shares were held under these plans (October 31, 2017 – 36 million common shares).

Deferred share and other plans

We offer deferred share unit plans to executives, certain key employees and non-employee directors of RBC. Under these plans, participants may choose to receive all or a percentage of their annual variable short-term incentive bonus or directors’ fee in the form of deferred share units (DSUs). The participants must elect to participate in the plan prior to the beginning of the year. DSUs earn dividend equivalents in the form of additional DSUs at the same rate as dividends on common shares. The participant is not allowed to convert the DSUs until retirement or termination of employment/directorship. The cash value of the DSUs is equivalent to the market value of common shares when conversion takes place.

We have a deferred bonus plan for certain key employees within Capital Markets. The deferred bonus is invested as RBC share units and a specified percentage vests on each of the three anniversary dates following the grant date. Each vested amount is paid in cash and is based on the original number of RBC share units plus accumulated dividends valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date.

We offer performance deferred share award plans to certain key employees, all of which vest at the end of three years. Upon vesting, the award is paid in cash and is based on the original number of RBC share units granted plus accumulated dividends valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date. A portion of the award under certain plans may be increased or decreased up to 25%, depending on our total shareholder return compared to a defined peer group of global financial institutions.

We maintain non-qualified deferred compensation plans for certain key employees in the United States. These plans allow eligible employees to defer a portion of their annual income and a variety of productivity and recruitment bonuses and allocate the deferrals among specified fund choices, including a RBC Share Accounted fund that tracks the value of our common shares.

The following table presents the units granted under the deferred share and other plans for the year.

Units granted under deferred share and other plans

	For the year ended
	October 31, 2018		October 31, 2017
(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	376	$100.71	343	$91.87
Deferred bonus plan	4,820	95.18	4,347	100.30
Performance deferred share award plans	2,099	101.55	2,185	88.79
Deferred compensation plans	91	103.55	99	91.49
Other share-based plans	978	101.48	794	90.68
	8,364	$97.85	7,768	$93.24

Our liabilities for the awards granted under the deferred share and other plans are measured at fair value, determined based on the quoted market price of our common shares and specified fund choices as applicable. Annually, our obligation is increased by additional units earned by plan participants, and is reduced by forfeitures, cancellations, and the settlement of vested units. In addition, our obligation is impacted by fluctuations in the market price of our common shares and specified fund units. For performance deferred share award plans, the estimated outcome of meeting the performance conditions also impacts our obligation.

The following tables present the units that have been earned by the participants, our obligations for these earned units under the deferred share and other plans, and the related compensation expenses (recoveries) recognized for the year.

Obligations under deferred share and other plans

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	4,631	$446	4,642	$468
Deferred bonus plan	10,347	990	12,021	1,213
Performance deferred share award plans	5,892	565	5,924	597
Deferred compensation plans (1)	3,299	317	3,651	368
Other share-based plans	2,140	202	2,021	201
	26,309	$2,520	28,259	$2,847

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Compensation expenses recognized under deferred share and other plans

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Deferred share unit plans	$6	$96
Deferred bonus plan	139	343
Performance deferred share award plans	190	312
Deferred compensation plans	80	342
Other share-based plans	78	108
	$493	$1,201